Convertible Promissory Notes (Details)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Forfeiture rate	0.00%
Expected dividend yield	0.00%
Minimum
Weighted average expected life in years	1 year 1 month 17 days	1 year 2 months 8 days
Weighted average risk free interest rate	1.98%	2.15%
Weighted average volatility 94.43% - 98.63%	94.43%	98.63%